Document and Entity Information	Apr. 10, 2017
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Mar. 01, 2017
Eaton Vance Global Macro Capital Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EACOX
Eaton Vance Global Macro Capital Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EICOX